income taxes - Other (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital loss carry-forward
Other
Tax benefits recognized	$ 0	$ 4
Investment Tax Credits
Other
Tax benefits recognized	10	12
Property, plant, and equipment and/or intangible assets | Investment Tax Credits
Other
Tax benefits recognized	6	7
Forecast | Capital loss carry-forward
Other
Tax benefits recognized	$ 0	$ 0